Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of disaggregated revenue
Revenues include both revenues from contracts with customers and other revenues (mainly subleases) which are out of scope from IFRS 15:

	Six months ended June 30,
in € thousand	2026	2025
Product sales	64,020	91,020
Other revenues from contracts with customers	1,570	6,152
Other non-IFRS 15 revenue	251	389
REVENUES	65,841	97,562

Disclosure of disaggregated revenue by type of goods or services
The Group’s revenues are disaggregated as follows:
Type of goods or service

	Six months ended June 30,
in € thousand	2026	2025
IXIARO®	43,969	54,705
DUKORAL®	14,693	17,394
Third party products	954	11,418
IXCHIQ®	4,404	7,504
PRODUCT SALES	64,020	91,020
Royalties received	1,304	1,570
Revenues from shipping and handling	71	18
Milestone payment - licenses	141	4,564
Other services	53	—
OTHER REVENUES FROM CONTRACTS WITH CUSTOMERS	1,570	6,152
Other non-IFRS 15 revenue	251	389
REVENUES	65,841	97,562
(1) Revenues from these products were derived from contractual arrangements and do not represent product sales.

Disclosure of products sales by channel	Products are sold via the following sales channels:

	Six months ended June 30,
in € thousand	2026	2025
Direct product sales	47,051	70,599
Indirect product sales	16,970	20,421
TOTAL PRODUCT SALES	64,020	91,020

Disclosure of revenue by geographical markets

	Six months ended June 30,
in € thousand	2026	2025
United States	18,327	23,470
Canada	12,847	14,464
Germany	8,980	14,682
Rest of World	6,331	8,442
Nordics	5,551	5,892
United Kingdom	5,444	6,863
Other Europe	4,552	7,015
France	2,879	9,670
Austria	931	7,064
REVENUE TOTAL	65,841	97,562
Nordics includes Finland, Denmark, Norway and Sweden and Rest of World includes India, Israel, Australia, Peru, Japan, Brazil and New Zealand.